Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share

13. Net Loss Per Share

Net loss per share is computed by dividing net loss attributable to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the additional dilution from potential issuances of common stock, such as stock issuable pursuant to the exercise of stock options, as well as from the possible conversion of the Company’s preferred stock and exercise of the outstanding warrant. The treasury stock and if-converted methods are used to calculate the potential dilutive effect of these common stock equivalents. However, potentially dilutive shares are excluded from the computation of diluted loss per share when their effect is antidilutive. Due to the Company reporting a net loss attributable to common stockholders for all periods presented, all potentially dilutive securities were antidilutive and have been excluded from the computation of diluted loss per share.

The table below provides potentially dilutive securities in equivalent common shares not included in the Company’s calculation of diluted loss per share because to do so would be antidilutive:

	September 30, 2020	September 30, 2019
Options to purchase common stock	3,531,577	2,571,297
Restricted stock units	1,194,077	316,481
Common stock warrant	400,160	—
Series A Preferred Stock	—	13,213,254
Series A-1 Preferred Stock	—	—
Series B Preferred Stock	—	10,187,272
Series B Preferred Stock Purchase Warrant	—	294,299

Total	5,125,814	26,582,603

13. Net Loss Per Share

Net loss per share is computed by dividing net loss attributable to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the additional dilution from potential issuances of common stock, such as stock issuable pursuant to the exercise of stock options, as well as from the possible conversion of the Company’s preferred stock and exercise of the outstanding warrant. The treasury stock and if-converted methods are used to calculate the potential dilutive effect of these common stock equivalents. However, potentially dilutive shares are excluded from the computation of diluted loss per share when their effect is antidilutive. Due to the Company reporting a net loss attributable to common stockholders for all periods presented, all potentially dilutive securities were antidilutive and have been excluded from the computation of diluted loss per share.

The table below provides potentially dilutive securities in equivalent common shares not included in the Company’s calculation of diluted loss per share because to do so would be antidilutive:

	Year Ended December 31,
	2018	2019
Series A Preferred Stock	13,213,254	13,213,254
Series A-1 Preferred Stock	4,810,649	—
Series B Preferred Stock	2,292,700	16,488,731
Series B Preferred Stock Purchase Warrant	229,270	359,699
Options to purchase common stock	2,537,299	2,561,866
Restricted stock units	85,801	322,608

Total	23,168,973	32,946,158

The Company has presented basic and diluted net loss per share, which has been computed to give effect to the conversion of all shares of preferred stock and restricted stock units into shares of common stock as if such conversion had occurred as of the beginning of the period presented. The following table sets forth the computation of the Company’s basic and diluted net loss per common share (unaudited) (in thousands, except share and per share data):

Year Ended December 31, 2019
(unaudited)
Numerator:
Net loss used in computing net loss per share, basic and diluted	$(228,827)
Pro forma adjustments to remove dividend paid to preferred stockholders	3,652
Pro forma adjustments to remove stock dividend on exchange of Series A-1 for Series B Preferred Stock	27,637
Pro forma adjustments to remove stock dividend on Series B Preferred Stock	49,501

Net loss used in computing pro forma net loss per share, basic and diluted	$(148,037)

Denominator:
Shares used in computing net loss per share, basic and diluted	4,882,662

Pro forma adjustments to reflect assumed conversion of preferred stock	22,032,758
Pro forma adjustments to reflect assumed conversion of vested restricted stock units	46,025

Shares used in computing pro forma net loss per share, basic and diluted	26,961,445

Pro forma basic and diluted net loss per share	$(5.49)

Diluted loss per share does not include outstanding stock options, restricted stock units, and the outstanding Series B Preferred Stock Purchase Warrant since the effect would be antidilutive due to the net loss attributable to common stockholders for the period.